Finance Income and Finance Expense (Tables)	6 Months Ended
Jun. 30, 2022
Income, expense, gains or losses of financial instruments [abstract]
Summary of Finance Income and Finance Expense

	SIX MONTHS ENDED JUNE 30,
	2021	2022
Change in fair value of stock warrants	$—	$4,945
Interest income	30	6
Foreign exchange gain	4,828	—
Other	183	188

Finance income	$5,041	$5,139

Interest expense (cash)	$(14,657)	$(12,257)
Interest expense (non-cash)	(38,446)	(3,669)
Lease liability interest expense (Note 20)	(1,001)	(1,640)
Foreign exchange loss	—	(74,721)
Financing fees	—	(1,416)
Accretion of instrument financing (Note 18)	—	(1,612)
Dividend on preferred shares (Note 14)	(10,711)	—
Debt extinguishment fee (cash)	(2,350)	—
Debt extinguishment fee (non-cash)	(4,206)	—
Change in fair value of 2020 convertible notes (Note 15)	(27,255)	—
Change in fair value of Series B preferred shares (Note 14)	(32,997)	—

Finance expense	$(131,623)	$(95,315)